Assets held for sale and liabilities of disposal groups held for sale - Assets and liabilities held for sale (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disposal groups		$ 118,055	$ 2,921
Unallocated impairment losses		(2,385)	0
Non-current assets held for sale		249	490
Assets held for sale	[1]	115,919	3,411
Liabilities of disposal groups held for sale		$ 114,597	$ 9,005

[1]	‘Assets held for sale’ in 2021, including $2.4bn of loans and advances to customers in relation to our exit of mass market retail banking business in the US, were reported within ‘Prepayments, accrued income and other assets’ in the Annual Report and Accounts 2021. Similarly, $8.8bn of customer accounts classified as ‘Liabilities of disposal groups’ were previously presented within ‘Accruals, deferred income and other liabilities’.